                            As filed with the Securities and Exchange Commission
                                                              on August 13, 2001

                                                      Registration No. 333-64938

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [x] Pre-Effective Amendment No. 1      [  ] Post-Effective Amendment No.

                       Scudder International Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

               Area Code and Telephone Number:  (617) 295-2565

                               345 Park Avenue
                          New York, New York  10154
          (Address of Principal Executive Offices)        (Zip code)

                               Caroline Pearson
                       Zurich Scudder Investments, Inc.
                               345 Park Avenue
                          New York, New York  10154
                   (Name and Address of Agent for Service)

                                  copies to:

        Joseph R. Fleming, Esq.                  Rose F. DiMartino, Esq.
                Dechert                         Willkie Farr & Gallagher
        Ten Post Office Square o South           787 Seventh Avenue
           Boston, MA  02109-4603               New York, NY 10019-6099

Title of Securities Being Registered: Shares of Common Stock, $.01 par value per share, of Scudder Latin America Fund, a series of the Registrant.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith.

Parts A, B and C are incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-64938) filed with the Securities and Exchange Commission on July 12, 2001.

Approximate Date of Proposed Public Offering:
The effective date is delayed until the Registrant shall file a further amendment, which specifically states an effective date, or until the Commission may determine.

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                                  SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder International Fund, Inc. has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of August 2001.


                                        SCUDDER INTERNATIONAL FUND, INC.

                                        By:     /s/ Linda C. Coughlin
                                                ---------------------
                                                Linda C. Coughlin, President


        Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                          TITLE                       DATE
     ---------                          -----                       ----

/s/ Linda C. Coughlin             President and Director        August 13, 2001
---------------------------
Linda C. Coughlin
                                        Director                August 13, 2001
---------------------------
Henry P. Becton, Jr.*
                                        Director                August 13, 2001
---------------------------
Dawn-Marie Driscoll*
                                        Director                August 13, 2001
---------------------------
Edgar R. Fiedler*
                                        Director                August 13, 2001
---------------------------
Keith R. Fox*
                                        Director                August 13, 2001
---------------------------
Jean Gleason Stromberg*
                                        Director                August 13, 2001
---------------------------
Jean C. Tempel*
                                        Director                August 13, 2001
---------------------------
Steven Zaleznick*

/s/John R. Hebble                       Treasurer               August 13, 2001
---------------------------
                                (Principal Financial and
John R. Hebble                      Accounting Officer)
---------------------------


/s/ John Millette
-------------------------------
John Millette, Attorney-in-fact                                 August 13, 2001

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14 filed on December 21, 2000.